Taxes (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemption (a)	(18.20%)	(40.90%)	(50.80%)
Favorable tax rate impact (a)	0.00%	13.30%	(14.80%)
Permanent difference	32.30%	0.00%	0.10%
Changes of deferred tax assets valuation allowances	(9.30%)	(5.80%)	7.20%
Non-PRC entities not subject to PRC income tax	(29.80%)	19.40%	27.70%
Total	0.01%	11.00%	(5.60%)